Events after Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	0.00%
Redemption date	Jun. 5, 2025
Gross carrying amount [member] | The 196-1st Public bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2022
Carrying amount	₩ 270,000
Interest rate	2.60%
Redemption date	Jan. 27, 2025
Gross carrying amount [member] | The 196-2nd Public bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2022
Carrying amount	₩ 100,000
Interest rate	2.64%
Redemption date	Jan. 27, 2027
Gross carrying amount [member] | The 196-3rd Public bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2022
Carrying amount	₩ 30,000
Interest rate	2.74%
Redemption date	Jan. 27, 2032